Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2025 (unaudited)

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)

Communication Services (14.8%)
Alphabet, Inc. - Class A	81,568	19,829
Alphabet, Inc. - Class C	302,717	73,727
Meta Platforms, Inc. - Class A	96,893	71,157
Netflix, Inc. *	34,185	40,985
T-Mobile US, Inc.	62,763	15,024

Total		220,722

Consumer Discretionary (17.3%)
Amazon.com, Inc. *	459,060	100,796
Booking Holdings, Inc.	2,887	15,588
Carvana Co. *	139,588	52,658
Chipotle Mexican Grill, Inc. *	187,588	7,352
DoorDash, Inc. - Class A *	32,701	8,894
Ross Stores, Inc.	39,460	6,013
Sea, Ltd., ADR *	45,193	8,077
Tesla, Inc. *	113,381	50,423
The TJX Cos., Inc.	49,943	7,219

Total		257,020

Consumer Staples (0.8%)
Colgate-Palmolive Co.	56,779	4,539
Mondelez International, Inc.	48,358	3,021
The Procter & Gamble Co.	26,782	4,115

Total		11,675

Financials (8.5%)
Adyen NV *	1,763	2,829
Adyen NV, ADR *	97	1
The Charles Schwab Corp.	51,365	4,904
Chubb, Ltd.	47,811	13,495
The Goldman Sachs Group, Inc.	7,912	6,301
Marsh & McLennan Cos., Inc.	25,645	5,168
Mastercard, Inc. - Class A	64,775	36,845
Morgan Stanley	40,847	6,493
S&P Global, Inc.	9,453	4,601
Visa, Inc. - Class A	136,701	46,667

Total		127,304

Health Care (6.1%)
Danaher Corp.	39,435	7,818
Eli Lilly & Co.	47,778	36,455
Intuitive Surgical, Inc. *	42,794	19,139
Stryker Corp.	19,508	7,212
Thermo Fisher Scientific, Inc.	17,025	8,257

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)

Health Care continued
UnitedHealth Group, Inc.	33,885	11,700

Total		90,581

Industrials (3.5%)
Cintas Corp.	18,605	3,819
GE Vernova, Inc.	16,923	10,406
General Electric Co.	97,880	29,444
Old Dominion Freight Line, Inc.	20,734	2,919
TransDigm Group, Inc.	3,276	4,318
Veralto Corp.	9,354	997

Total		51,903

Information Technology (47.3%)
Apple, Inc.	474,049	120,707
ASML Holding NV	12,831	12,422
Broadcom, Inc.	190,291	62,779
CrowdStrike Holdings, Inc. *	12,668	6,212
Datadog, Inc. – Class A *	17,513	2,494
Microsoft Corp.	290,699	150,568
Monolithic Power Systems, Inc.	8,370	7,706
NVIDIA Corp.	1,254,885	234,136
Oracle Corp.	83,745	23,552
Palantir Technologies, Inc. - Class A *	25,553	4,661
Roper Technologies, Inc.	13,124	6,545
ServiceNow, Inc. *	30,041	27,646
Shopify, Inc. - Class A *	98,308	14,610
Synopsys, Inc. *	17,196	8,484
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	32,851	9,175
TE Connectivity PLC	34,470	7,567
Texas Instruments, Inc.	22,551	4,143

Total		703,407

Materials (0.7%)
Linde PLC	11,221	5,330
The Sherwin-Williams Co.	16,350	5,661

Total		10,991

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)

Utilities (0.6%)
Constellation Energy Corp.	28,523	9,386

Total		9,386

Total Common Stocks (Cost: $618,758)		1,482,989

Total Investments (99.6%) (Cost: $618,758)@		1,482,989

Other Assets, Less Liabilities (0.4%)		5,643

Net Assets (100.0%)		1,488,632

Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $618,758 and the net unrealized appreciation of investments based on that cost was $864,231 which is comprised of $877,328 aggregate gross unrealized appreciation and $13,097 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2025.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)

Assets:
Common Stocks
Financials	$124,475	$2,829	$—
All Others	1,355,685	—	—

Total Assets:	$1,480,160	$2,829	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand